Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 28, 2014
Equity [Abstract]
Components of Accumulated Other Comprehensive Income
Components of other comprehensive income (loss) consist of the following:

(Dollars in Millions)	Foreign Currency Translation	Gain/(Loss) On Securities	Employee Benefit Plans	Gain/ (Loss) On Derivatives & Hedges	Total Accumulated Other Comprehensive Income (Loss)
January 1, 2012	$(1,526)	448	(4,386)	(168)	(5,632)
Net 2012 changes	1,230	(253)	(1,331)	176	(178)
December 30, 2012	(296)	195	(5,717)	8	(5,810)
Net 2013 changes	94	(89)	2,708	237	2,950
December 29, 2013	(202)	106	(3,009)	245	(2,860)
Net 2014 changes	(4,601)	151	(3,308)	(104)	(7,862)
December 28, 2014	$(4,803)	257	(6,317)	141	(10,722)